UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   237 Park Avenue
           --------------------------------------------------
           Suite 801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          6/14/04
       -------------------------    ---------------------------    -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                   0
                                                        ------------

Form 13F Information Table Entry Total:
                                                                  33
                                                        ------------

Form 13F Information Table Value Total:
                                                            $240,476
                                                        ------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


No. Form 13F File Number Name

                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE     SHRS  OR SH/PUT/ INVESTMENT OTHER       VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL   DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- -------------- --------- --------  ------- --- ----   ---------- -------- -------- ------- -----
ALLIED CAPITAL CORP NEW               COM      01903Q108    5,025    165,892    SH       SOLE              165,892
-----------------------------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET CORP           COM      037347101    3,187    228,300    SH       SOLE              228,300
-----------------------------------------------------------------------------------------------------------------------------------
BANCORP BK                            COM      05969f104    2,124    118,000    SH       SOLE              118,000
-----------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A         CL A NON VTG  156432106    9,159    276,800    SH       SOLE              276,800
-----------------------------------------------------------------------------------------------------------------------------------
CITYGROUP INC                         COM      172967101    9,438    182,550    SH       SOLE              182,550
-----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT BANCSHARES INC            COM      207540105    4,157     79,950    SH       SOLE               79,950
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                           COM NEW  208464883    5,790    250,000    SH       SOLE              250,000
-----------------------------------------------------------------------------------------------------------------------------------
COUNTYWIDE FINANCIAL CORP             COM      222372104   16,004    166,882    SH       SOLE              166,882
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL FINANCIAL           COM      316326107    5,940    150,000    SH       SOLE              150,000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST FED BANCSHARES INC DEL          COM      32021B103    5,579    164,100    SH       SOLE              164,100
-----------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC           COM      32190E102   10,559    435,406    SH       SOLE              435,406
-----------------------------------------------------------------------------------------------------------------------------------
FIRST NIAGARA FINL GP INC             COM      33582V108    6,830    500,740    SH       SOLE              500,740
-----------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP                 COM      339030108   15,208    338,700    SH       SOLE              338,700
-----------------------------------------------------------------------------------------------------------------------------------
GA FINANCIALS INC                     COM      361437106    7,142    203,762    SH       SOLE              203,762
-----------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINANCIAL CORP-DEL        COM      381317106    4,803     42,900    SH       SOLE               42,900
-----------------------------------------------------------------------------------------------------------------------------------
HAWTHORNE FINANCIAL CORP              COM      420542102   14,625    332,150    SH       SOLE              332,150
-----------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE & CO                  COM      46625H100    6,259    149,200    SH       SOLE              149,200
-----------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                           COM      493267108    7,441    245,650    SH       SOLE              245,650
-----------------------------------------------------------------------------------------------------------------------------------
METROCORP BANCSHARES INC              COM      591650106    1,140     77,324    SH       SOLE               77,324
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                    COM      635405103   10,343    290,700    SH       SOLE              290,700
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC            COM      649445103    4,127    120,399    SH       SOLE              120,399
-----------------------------------------------------------------------------------------------------------------------------------
PENN-AMER GP INC                      COM      707247102    3,716    253,500    SH       SOLE              253,500
-----------------------------------------------------------------------------------------------------------------------------------
PEOPLES BANCORP INC-OH                COM      709789101    1,399     50,025    SH       SOLE               50,025
-----------------------------------------------------------------------------------------------------------------------------------
PMI GP INC                            COM      69344M101    7,057    188,900    SH       SOLE              188,900
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC              COM      743868101    5,625    216,525    SH       SOLE              216,525
-----------------------------------------------------------------------------------------------------------------------------------
SAXON CAP INC                         COM      80556P302    4,970    175,000    SH       SOLE              175,000
-----------------------------------------------------------------------------------------------------------------------------------
SCOTTISH ANNUITY & LIFE               ORD      G7885T104   13,820    571,300    SH       SOLE              571,300
-----------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                         COM      902788108    7,686    151,600    SH       SOLE              151,600
-----------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                      COM      908906100   11,505    219,600    SH       SOLE              219,600
-----------------------------------------------------------------------------------------------------------------------------------
UNION PLANTERS CORP                   COM      908068109   10,450    350,100    SH       SOLE              350,100
-----------------------------------------------------------------------------------------------------------------------------------
US BANCORP-DEL                        COM NEW  902973304    7,764    280,800    SH       SOLE              280,800
-----------------------------------------------------------------------------------------------------------------------------------
WESTFIELD FINANCIAL INC               COM      96008D101    5,832    236,900    SH       SOLE              236,900
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP             COM      970646105    5,772    644,800    SH       SOLE              644,800
-----------------------------------------------------------------------------------------------------------------------------------